State Street Institutional Investment Trust

(the “Trust”)

State Street Equity 500 Index Fund

Class A (SSSVX) Class I (SSSWX) Class K (SSSYX)

State Street Aggregate Bond Index Fund

Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)

State Street Small/Mid Cap Equity Index Fund

Class A (SSMJX) Class I (SSMLX) Class K (SSMKX)

(each a “Fund”, collectively the “Funds”)

SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) EACH DATED APRIL 30, 2018

Effective immediately, the Management Fee for the State Street Aggregate Bond Index Fund will be reduced and the contractual operating expense waivers for each Fund will change to lower the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements borne by each Fund. Accordingly, effective immediately, the Prospectus is revised as follows:

STATE STREET EQUITY 500 INDEX FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 1 of the Prospectus and “Example” on page 2 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.02%	0.02%	0.02%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.29%	0.29%	0.09%
Total Annual Fund Operating Expenses	0.56%	0.31%	0.11%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.47%	0.22%	0.02%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.

[3]

The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$571	$686	$813	$1,181
Class I	$23	$91	$165	$384
Class K	$2	$26	$53	$132

STATE STREET AGGREGATE BOND INDEX FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 7 of the Prospectus and “Example” on pages 7-8 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.025%	0.025%	0.025%
Distribution and/or Shareholder Service (12b-1) Fees	0.250%	0.000%	0.000%
Other Expenses[2]	0.430%	0.430%	0.230%
Acquired Fund Fees and Expenses	0.010%	0.010%	0.010%

Total Annual Fund Operating Expenses	0.715%	0.465%	0.265%

Less Fee Waivers and/or Expense Reimbursements[3,4]	(0.240)%	(0.240)%	(0.240)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.475%	0.225%	0.025%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Management Fees have been restated to reflect current fees.

[3]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.

[4]

The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.

[5]

SSGA FM is contractually obligated to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$422	$572	$735	$1,208
Class I	$23	$125	$236	$562
Class K	$3	$61	$125	$313

STATE STREET SMALL/MID CAP EQUITY INDEX FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 22 of the Prospectus and “Example” on page 23 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.030%	0.030%	0.030%
Distribution and/or Shareholder Service (12b-1) Fees	0.250%	0.000%	0.000%
Other Expenses[2]	1.150%	1.150%	0.950%
Total Annual Fund Operating Expenses	1.430%	1.180%	0.980%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.935)%	(0.935)%	(0.935)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.495%	0.245%	0.045%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.

[3]

The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and any class-specific expenses, such as distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.045% with respect to the fund, and .03% with respect to the Portfolio, of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$573	$866	$1,181	$2,072
Class I	$25	$282	$559	$1,348
Class K	$5	$219	$450	$1,116

The third paragraph of the sub-section entitled “Management and Organization – Investment Adviser” on page 47 of the Prospectus is deleted in its entirety and replaced with the following:

Total Annual Fund Operating Expense Waivers. SSGA FM, as the investment adviser to the Aggregate Bond Index Fund, Equity 500 Index Fund, Global Equity ex-US Index Fund and Small/Mid Cap Equity Index Fund, is contractually obligated, through April 30, 2020, (i) to waive up to the full amount of the advisory fee payable by such Fund, and/or (ii) to reimburse such Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed average daily net assets on an annual basis of 0.02% for the Equity 500 Index Fund, 0.025% for the Aggregate Bond Index Fund, 0.015% for the Global Equity ex-US Index Fund and 0.045% for the Small/Mid Cap Equity Index Fund. These waiver and/or reimbursement agreements may not be terminated prior to April 30, 2020 except with approval of the Funds’ Board of Trustees.

In addition, effective immediately, the SAI is revised as follows:

The sub-section entitled “Total Annual Fund Operating Expense Waivers” in the section entitled “Investment Advisory and Other Services – Investment Advisory Agreement” on page 64 of the SAI is deleted in its entirety and replaced with the following:

Total Annual Fund Operating Expense Waivers. The Adviser has contractually agreed with the Trust, through April 30, 2019, (i) to waive up to the full amount of the advisory fee payable by certain Funds, and/or (ii) to reimburse a Fund for expenses to the extent that Total Annual Fund Operating Expenses (subject to certain exclusions as described in each Fund’s Prospectus) exceed the following percentage of average daily net assets on an annual basis with respect to the below-listed Funds:

Fund	Expense Limitation
Target Retirement 2015 Fund	0.09%
Target Retirement 2020 Fund	0.09%
Target Retirement 2025 Fund	0.09%
Target Retirement 2030 Fund	0.09%
Target Retirement 2035 Fund	0.03%
Target Retirement 2040 Fund	0.09%
Target Retirement 2045 Fund	0.09%
Target Retirement 2050 Fund	0.09%
Target Retirement 2055 Fund	0.09%
Target Retirement 2060 Fund	0.09%
Target Retirement Fund	0.09%
Hedged International Developed Equity Index Fund	0.15%
International Developed Equity Index Fund	0.09%
Emerging Markets Equity Index Fund	0.12%
Disciplined U.S. Equity Fund	0.65%
Disciplined International Equity Fund	0.85%
Disciplined Global Equity Fund	0.75%
Global Value Spotlight Fund	0.70%
European Value Spotlight Fund	0.70%
Asia Pacific Value Spotlight Fund	0.70%
U.S. Value Spotlight Fund	0.60%
International Value Spotlight Fund	0.70%

The Adviser has contractually agreed with the Trust, through April 30, 2020, (i) to waive up to the full amount of the advisory fee payable by certain Funds, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (subject to certain exclusions as described in the Fund’s Prospectus) exceed the following percentage of average daily net assets on an annual basis with respect to the below-listed Funds:

Fund	Expense Limitation
Equity 500 Index Fund	0.02%
Aggregate Bond Index Fund	0.025%
Small/Mid Cap Equity Index Fund	0.045%
Global Equity ex-U.S. Index Fund	0.015%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSITEQ5IFSTATPROSUP

State Street Institutional Investment Trust

(the “Trust”)

State Street Equity 500 Index II Portfolio (SSEYX)

State Street Aggregate Bond Index Portfolio (SSAFX)

(each a “Portfolio” and collectively, the “Portfolios”)

SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI ”) EACH DATED APRIL 30, 2018

Effective immediately, the contractual operating expense waiver for each Portfolio will change to lower the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements borne by each Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

STATE STREET EQUITY 500 INDEX II PORTFOLIO

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” and “Example” on page 1 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	N/A
Distribution and/or Shareholder Service (12b-1) Fees	N/A
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.03%

Less Fee Waivers and/or Expense Reimbursements[1]	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.02%

[1]

The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$2	$9	$16	$38

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” and “Example” on page 6 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	N/A
Distribution and/or Shareholder Service (12b-1) Fees	N/A
Other Expenses	0.060%
Acquired Fund Fees and Expenses	0.010%
Total Annual Fund Operating Expenses	0.070%

Less Fee Waivers and/or Expense Reimbursements[1,2]	(0.045)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.025%

[1]

The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees.

[2]

SSGA FM is contractually obligated to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$3	$18	$35	$85

Effective immediately, the contractual operating expense waiver for the Portfolios. Accordingly, effective immediately, the Prospectus is revised as follows:

The third paragraph of the sub-section entitled “Management and Organization – Investment Adviser” on page 44 of the Prospectus is deleted in its entirety and replaced with the following:

Total Annual Fund Operating Expense Waivers. SSGA FM, as the investment adviser to each Portfolio, is contractually obligated, through April 30, 2020, (i) to waive up to the full amount of the advisory fee payable by the Portfolio, and/or (ii) to reimburse the Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and Distribution, Shareholder Servicing and Sub-Transfer Agency Fees) exceed average daily net assets on an annual basis of 0.02% for the Equity 500 Index II Portfolio, 0.025% for the Aggregate Bond Index Portfolio, 0.08% for the Global Equity ex-U.S. Index Portfolio and 0.03% for the Small/Mid Cap Equity Index Portfolio. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2020 except with approval of the Portfolios’ Board of Trustees.

In addition, on the Effective Date, the SAI is revised as follows:

The sub-section entitled “Total Annual Fund Operating Expense Waivers” in the section entitled “Investment Advisory and Other Services – Investment Advisory Agreement” on page 64 of the SAI is deleted in its entirety and replaced with the following:

Total Annual Fund Operating Expense Waivers. The Adviser has contractually agreed with the Trust, through April 30, 2020 (i) to waive up to the full amount of the advisory fee, if any, payable by a Portfolio, and/or (ii) to reimburse a Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (subject to certain exclusions as described in each Portfolio’s Prospectus) exceed the following percentage of average daily net assets on an annual basis with respect to the below-listed Portfolios:

Fund	Expense Limitation
Equity 500 Index II Portfolio	0.02%
Aggregate Bond Index Portfolio	0.025%
Global Equity ex-U.S. Index Portfolio	0.08%
Small/Mid Cap Equity Index Portfolio	0.03%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSITIVSTSAISUP